UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

811-10401
Investment Company Act file number:

Trust for Professional Managers
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414)765-6115
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2017

Date of reporting period:  November 30, 2016

Item 1. Schedule of Investments.

Morgan Dempsey Small/Micro Cap Value Fund
Schedule of Investments
November 30, 2016 (Unaudited)

	Shares	Value
COMMON STOCKS - 96.82%
Aerospace & Defense - 3.89%
CPI Aerostructures, Inc. (a)	8,187	$57,309
Cubic Corp.	3,481	161,170
National Presto Industries, Inc.	3,136	298,391
SIFCO Industries, Inc. (a)	20,915	237,385
		754,255
Automobiles - 1.22%
Thor Industries, Inc.	2,360	237,345
Banks - 2.91%
Ames National Corp.	3,189	95,829
Bar Harbor Bankshares	2,470	108,853
First of Long Island Corp.	7,418	189,888
German American Bancorp, Inc.	3,561	168,934
		563,504
Building Products - 1.65%
Apogee Enterprises, Inc.	6,721	320,592
Capital Markets - 0.18%
Value Line, Inc.	1,549	34,233
Chemicals - 2.22%
Hawkins, Inc.	3,504	170,119
KMG Chemicals, Inc.	7,697	260,005
		430,124
Commercial Services & Supplies - 4.73%
MSA Safety, Inc.	14,763	917,668
Construction & Engineering - 4.64%
Granite Construction, Inc.	15,257	900,010
Containers & Packaging - 3.92%
AptarGroup, Inc.	10,397	760,852
Electrical Equipment - 2.92%
Espey Manufacturing & Electronics Corp.	6,077	161,952
LSI Industries, Inc.	27,917	274,145
Powell Industries, Inc.	3,009	129,507
		565,604
Electronic Equipment, Instruments & Components - 2.78%
Badger Meter, Inc.	3,906	141,593
Kimball Electronics, Inc. (a)	13,984	244,020
Park Electrochemical Corp.	8,456	153,307
		538,920
Energy Equipment & Services - 6.14%
CARBO Ceramics, Inc. (a)	12,745	104,891
Dril-Quip, Inc. (a)	3,250	183,788
Gulf Island Fabrication, Inc.	13,671	162,001
Oil States International, Inc. (a)	2,265	81,200
RPC, Inc.	8,272	166,102
Unit Corp. (a)	20,277	492,731
		1,190,713
Food & Staples Retailing - 2.10%
Weis Markets, Inc.	7,295	406,332
Food Products - 7.15%
Cal-Maine Foods, Inc. (a)	5,917	240,822
Flowers Foods, Inc.	8,702	135,055
J & J Snack Foods Corp.	6,801	825,844
Sanderson Farms, Inc.	2,298	185,334
		1,387,055

Health Care Equipment & Supplies - 6.21%
Atrion Corp.	472	231,563
ICU Medical, Inc. (a)	1,758	264,139
Kewaunee Scientific Corp.	3,127	76,612
Merit Medical Systems, Inc. (a)	8,105	190,873
Span-America Medical Systems, Inc.	9,322	184,389
Utah Medical Products, Inc.	3,745	255,409
		1,202,985
Hotels, Restaurants & Leisure - 7.00%
Marcus Corp.	36,913	1,107,390
Monarch Casino & Resort, Inc. (a)	9,995	248,676
		1,356,066
Household Durables - 1.29%
Hooker Furniture Corp.	9,191	250,914
Household Products - 0.78%
Oil-Dri Corp. of America	3,791	150,541
Insurance - 0.65%
Baldwin & Lyons, Inc. - Class B	4,768	126,352
Internet & Direct Marketing Retail - 0.94%
Duluth Holdings, Inc. (a)	5,428	181,892
Leisure Products - 7.06%
Arctic Cat, Inc. (a)	9,271	141,290
Johnson Outdoors, Inc. - Class A	8,397	350,995
Sturm, Ruger & Co., Inc.	17,037	875,702
		1,367,987
Machinery - 18.81%
Astec Industries, Inc.	6,031	399,855
Columbus McKinnon Corp.	11,661	306,918
Franklin Electric Co, Inc.	2,618	102,233
FreightCar America, Inc.	7,237	106,239
Gorman-Rupp Co.	34,125	1,022,044
Graham Corp.	9,322	207,135
Hardinge, Inc.	18,114	199,797
Hyster-Yale Materials Handling, Inc. - Class A	3,623	233,901
LB Foster Co. - Class A	14,810	181,423
Lincoln Electronic Holdings, Inc.	1,999	156,941
LS Starrett Co. - Class A	3,785	37,472
MFRI, Inc. (a)	14,279	117,802
Miller Industries, Inc.	5,514	140,607
Sun Hydraulics Corp.	4,736	188,209
Twin Disc, Inc. (a)	16,888	245,045
		3,645,621
Metals & Mining - 1.48%
Ampco-Pittsburgh Corp.	10,225	158,999
Synalloy Corp.	12,509	126,966
		285,965
Road & Rail - 0.66%
Marten Transport Ltd.	5,240	127,594
Semiconductors & Semiconductor Equipment - 2.49%
Cabot Microelectronics Corp.	3,540	210,913
MKS Instruments, Inc.	4,710	271,061
		481,974
Specialty Retail - 1.17%
Buckle, Inc.	5,959	150,763
Zumiez, Inc. (a)	3,063	75,962
		226,725
Textiles, Apparel & Luxury Goods - 0.61%
Lakeland Industries, Inc. (a)	10,470	118,835
Thrifts & Mortgage Finance - 1.22%
Hingham Institution for Savings	1,416	237,208
TOTAL COMMON STOCKS (Cost $16,982,179)		$18,767,866

SHORT-TERM INVESTMENTS - 3.11%
Money Market Funds - 3.11%
STIT-Government TaxAdvantage Portfolio, Institutional Class, 0.170% (b)	603,247	603,247
TOTAL SHORT-TERM INVESTMENTS (Cost $603,247)		603,247

Total Investments (Cost $17,585,426) - 99.93%		19,371,113
Other Assets in Excess of Liabiliies - 0.07%		13,109
TOTAL NET ASSETS - 100.00%		$19,384,222

(a)	Non-income producing security.
(b)	Seven day yield as of November 30, 2016.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®).  GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The cost basis of investments for federal income tax purposes at November 30, 2016 was as follows*:

Cost of investments	$17,585,426
Gross unrealized appreciation	3,945,466
Gross unrealized depreciation	(2,159,779)
Net unrealized depreciation	$1,785,687

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year's federal income tax information, please refer to the Notes to Financial Statements section of the Fund's most recent semi-annual or annual report.

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Morgan Dempsey Small/Micro Cap Value Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund became effective on April 30, 2010 and commenced operations on December 31, 2010.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price.  If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value  pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer.  Any discount or premium is accreted or amortized over the expected life of the respective security.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Summary of Fair Value Exposure at November 30, 2016

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2016, in valuing the Fund’s investments carried at fair value:

	Level 1 (1)	Level 2 (1)	Level 3	Total
Equity
Common Stock*	$18,530,481	$237,385	$-	$18,767,866
Short-Term Investments	603,247	-	-	603,247
Total Investments in Securities	$19,133,728	$237,385	$-	$19,371,113

The Fund held no Level 3 securities during the period ended November 30, 2016.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended November 30, 2016 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

* For further breakdown of common stock by industry type, please refer to the Schedule of Investments.

Transfers between Levels are recognized as of the beginning and end of the fiscal year. Transfers as of November 30, 2016 are summarized in the table below:

Transfers into Level 1	$-
Transfers out of Level 1	(237,385)
Net transfers in and/or out of Level 1	$(237,385)

Transfers into Level 2	$237,385
Transfers out of Level 2	-
Net transfers in and/or out of Level 2	$237,385

(1) Transfers between levels resulted from securities priced previously with an official close price (Level 1 securities) or on days where there has been no sale on such exchange or on NASDAQ the security is valued at the mean price between the most recent bid and asked prices (Level 2 securities).

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended November 30, 2016.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
  John Buckel,  President

Date  January 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Buckel
John Buckel, President

Date  January 20, 2017

By (Signature and Title)*  /s/ Jennifer Lima
Jennifer Lima, Treasurer

Date  January 20, 2017

* Print the name and title of each signing officer under his or her signature.